Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2015:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding at January 1, 2015	1,054,435	$96.53
Granted	55,244	$154.58
Exercised	(367,497)	$101.31
Terminated	(56,170)	$135.85
Outstanding at December 31, 2015	686,012	$95.43	3.8

Exercisable at December 31, 2015	544,755	$87.75	2.7

Summary of Information for Incentive Compensation Awards and Restricted Stock Awards

The following table summarizes information for incentive compensation awards and restricted stock awards as of December 31, 2015:

	Incentive Compensation		Restricted Stock - Service Based		Restricted Stock - Performance Based
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2015	27,608	$101.61	319,230	$105.62	16,388	$129.14
Awarded	22,035	$108.53	48,368	$154.26	20,219	$108.53
Distributed	(11,751)	$99.14	(75,411)	$77.27	—	$—
Forfeited	(552)	$102.99	(3,624)	$127.06	—	$—
December 31, 2015	37,340	$106.45	288,563	$120.92	36,607	$117.76

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2015, 2014 and 2013, unrecognized compensation cost for nonvested awards at December 31, 2015 and the weighted-average period over which unrecognized compensation cost is expected to be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2015	$2,679	$9,809	$376	$725	$13,589
2014	$2,020	$6,189	$257	$527	8,993
2013	$1,734	$4,377	$229	$668	7,008
Unrecognized compensation cost at December 31, 2015:	$2,718	$18,985	$334	$—	$22,037
Weighted-average period over which unrecognized compensation cost will be recognized:	2.0 years	2.8 years	1.5 years	—

Schedule of Unrecognized Compensation Cost, Nonvested Awards

The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2015:

(add 000)
2016	$9,818
2017	6,578
2018	3,817
2019	1,824
2020	—
Total	$22,037